UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01728

Nicholas Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2006

Date of reporting period: 06/30/2005

Item 1. Schedule of Investments.

                                          SCHEDULE OF INVESTMENTS (UNAUDITED)
                                                   Nicholas Fund, Inc.
                                                    AS OF: 06/30/05

                                                                                                 VALUE
                                                                                        --------------
Common Stocks   ( 91.09%)
-------------------------------------------------------------
     Consumer Discretionary - Consumer Durables & Apparel   (  2.41%)

            80,000   Black & Decker Corporation (The)                                   $    7,188,000
           501,000   Helen of Troy Limited                                          (*)     12,755,460
            50,000   NVR, Inc.                                                      (*)     40,500,000
                                                                                        --------------
                                                                                            60,443,460
                                                                                        --------------
     Consumer Discretionary - Hotels, Restaurants & Leisure   (  1.41%)

           680,000   Yum! Brands, Inc.                                                      35,414,400
                                                                                        --------------

     Consumer Discretionary - Media   (  0.17%)

           274,784   DIRECTV Group, Inc. (The)                                      (*)      4,259,152
                                                                                        --------------

     Consumer Discretionary - Retail   (  4.56%)

         1,250,000   Home Depot, Inc. (The)                                                 48,625,000
         2,200,000   O'Reilly Automotive, Inc.                                      (*)     65,582,000
                                                                                        --------------
                                                                                           114,207,000
                                                                                        --------------
     Consumer Staples - Food, Beverage & Tobacco   (  2.89%)

         2,304,800   Constellation Brands, Inc. - Class A                           (*)     67,991,600
           100,000   UST Inc.                                                                4,566,000
                                                                                        --------------
                                                                                            72,557,600
                                                                                        --------------
     Consumer Staples - Food & Staple Retail   (  4.72%)

         2,200,000   CVS Corporation                                                        63,954,000
         1,180,000   Walgreen Co.                                                           54,268,200
                                                                                        --------------
                                                                                           118,222,200
                                                                                        --------------
     Consumer Staples - Household & Personal Products   (  1.86%)

         1,074,100   Alberto-Culver Company                                                 46,540,753
                                                                                        --------------

     Energy    ( 10.49%)

           520,000   Apache Corporation                                                     33,592,000
           700,000   Chevron Corporation                                                    39,144,000
         2,750,000   El Paso Corporation                                                    31,680,000
         1,160,000   EnCana Corporation                                                     45,924,400
           700,000   Kayne Anderson Energy Total Return Fund, Inc.                  (*)     17,514,000
           700,000   Kayne Anderson MLP Investment Company                                  18,725,000
         1,662,635   Kinder Morgan Management, LLC                                  (*)     76,481,190
                                                                                        --------------
                                                                                           263,060,590
                                                                                        --------------
     Financials - Banks   (  5.86%)

           980,000   Bank Mutual Corporation                                                10,838,800
         1,083,218   Fifth Third Bancorp                                                    44,639,414
         2,054,126   Marshall & Ilsley Corporation                                          91,305,901
                                                                                        --------------
                                                                                           146,784,115
                                                                                        --------------
     Financials - Diversified   (  6.31%)

         1,536,000   Affiliated Managers Group, Inc.                                (*)    104,954,880
         1,000,000   American Express Company                                               53,230,000
                                                                                        --------------
                                                                                           158,184,880
     Financials - Insurance   ( 14.43%)

             1,569   Berkshire Hathaway Inc. - Class A                              (*)    131,011,500
         1,077,700   Mercury General Corporation                                            58,756,204
         1,449,900   Protective Life Corporation                                            61,214,778
         1,382,875   W.R. Berkley Corporation                                               49,340,980
           880,000   WellPoint, Inc.                                                (*)     61,283,200
                                                                                        --------------
                                                                                           361,606,662
                                                                                        --------------
     Health Care - Equipment   (  8.11%)

           350,000   Biomet, Inc.                                                           12,124,000
         1,700,000   Boston Scientific Corporation                                  (*)     45,900,000
           550,000   DENTSPLY International Inc.                                            29,700,000
         1,035,344   Fisher Scientific International Inc.                           (*)     67,193,826
           936,196   Medtronic, Inc.                                                        48,485,591
                                                                                        --------------
                                                                                           203,403,417
                                                                                        --------------
     Health Care - Pharmaceuticals & Biotechnology   (  8.41%)

           547,200   Abbott Laboratories                                                    26,818,272
           950,000   Bristol-Myers Squibb Company                                           23,731,000
           425,000   Eli Lilly and Company                                                  23,676,750
         1,900,000   Pfizer Inc.                                                            52,402,000
         1,850,000   Schering-Plough Corporation                                            35,261,000
         1,100,000   Wyeth                                                                  48,950,000
                                                                                        --------------
                                                                                           210,839,022
                                                                                        --------------
     Health Care - Services   ( 11.06%)

         1,061,087   Cardinal Health, Inc.                                                  61,097,389
         1,580,000   DaVita, Inc.                                                   (*)     71,858,400
         2,512,037   Health Management Associates, Inc.                                     65,765,129
           285,200   Renal Care Group, Inc.                                         (*)     13,147,720
         1,050,000   Universal Health Services, Inc. - Class B                              65,289,000
                                                                                        --------------
                                                                                           277,157,638
                                                                                        --------------
     Industrials - Capital Goods   (  3.49%)

           330,000   General Dynamics Corporation                                           36,148,200
         1,200,000   Pentair, Inc.                                                          51,372,000
                                                                                        --------------
                                                                                            87,520,200
                                                                                        --------------
     Industrials - Commercial Services & Supplies   (  2.14%)

         2,400,000   Cendant Corporation                                                    53,688,000
                                                                                        --------------

     Information Technology - Software & Services   (  1.12%)

           550,000   Affiliated Computer Services, Inc.                             (*)     28,105,000
                                                                                        --------------

     Materials    (  1.65%)

         1,570,000   Lyondell Chemical Company                                              41,479,400
                                                                                        --------------

                                                                                                          --------------
TOTAL Common Stocks   (COST: $   1,219,780,523)                                                            2,283,473,489
                                                                                                          ==============

Commercial Paper   (  8.54%)
-------------------------------------------------------------
        $  150,000   AIG Funding, Inc. 07/11/05, 3.11%                                         149,870
         5,020,000   AIG Funding, Inc. 09/01/05, 3.25%                                       4,991,902
         6,500,000   AIG Funding, Inc. 09/07/05, 3.25%                                       6,460,097
         4,000,000   American Express Credit Corporation                                     3,992,790
                      07/22/05, 3.09%
         4,500,000   American Express Credit Corporation                                     4,490,344
                      07/26/05, 3.09%
         4,000,000   American General Finance Corporation                                    3,978,104
                      08/29/05, 3.34%
         3,000,000   American Honda Finance Corpora tion                                     2,993,800
                      07/25/05, 3.10%
         2,500,000   American Honda Finance Corpora tion                                     2,492,896
                      08/03/05, 3.10%
         4,000,000   American Honda Finance Corpora tion                                     3,981,916
                      08/22/05, 3.13%
         6,000,000   American Honda Finance Corpora tion                                     5,970,413
                      08/26/05, 3.17%
         4,000,000   Credit Suisse First Boston (USA) Inc.                                   3,980,860
                      08/24/05, 3.19%
         4,000,000   Credit Suisse First Boston (USA) Inc.                                   3,975,083
                      09/08/05, 3.25%
         2,925,000   Credit Suisse First Boston (USA) Inc.                                   2,904,229
                      9/16/05, 3.32%
         3,425,000   Credit Suisse First Boston (USA) Inc.                                   3,399,261
                      09/20/05, 3.34%
         1,000,000   Fiserv, Inc. 07/12/05, 3.25%                                              999,007
         1,000,000   Fiserv, Inc. 07/18/05, 3.30%                                              998,442
         3,500,000   Fiserv, Inc. 07/25/05, 3.30%                                            3,492,300
         1,500,000   Fiserv, Inc. 07/26/05, 3.40%                                            1,496,458
         2,500,000   Fiserv, Inc. 07/28/05, 3.40%                                            2,493,625
         1,000,000   General Electric Capital Corporation                                      997,305
                      08/01/05, 3.13%
         1,075,000   General Electric Capital Corporation                                    1,070,924
                      08/12/05, 3.25%
         5,000,000   General Electric Capital Corporation                                    4,980,250
                      08/15/05, 3.16%
         5,000,000   General Electric Capital Corporation                                    4,975,708
                      08/25/05, 3.18%
         3,800,000   General Electric Capital Corporation                                    3,779,543
                      08/30/05, 3.23%
         4,350,000   General Electric Capital Corporation                                    4,321,332
                      09/12/05, 3.25%
         3,110,000   General Electric Capital Corporation                                    3,085,764
                      09/22/05, 3.38%
         3,100,000   General Electric Capital Corporation                                    3,074,614
                      09/27/05, 3.35%
         1,115,000   General Electric Capital Corporation                                    1,105,130
                      10/03/05, 3.39%
         4,000,000   John Deere Capital Corporation 07/08/05, 3.12%                          3,997,574
         5,000,000   John Deere Capital Corporation 07/13/05, 3.09%                          4,994,850
         2,820,000   John Deere Capital Corporation 07/14/05, 3.20%                          2,816,741
         4,500,000   John Deere Capital Corporation 07/20/05, 3.13%                          4,492,566
         1,800,000   John Deere Capital Corporation 07/28/05, 3.18%                          1,795,707
         4,500,000   John Deere Capital Corporation 07/29/05, 3.13%                          4,489,045
         5,000,000   John Deere Capital Corporation 08/05/05, 3.12%                          4,984,833
         3,500,000   John Deere Capital Corporation 08/12/05, 3.24%                          3,486,770
         5,000,000   John Deere Capital Corporation 08/17/05, 3.31%                          4,978,393
         3,500,000   John Deere Capital Corporation 08/19/05, 3.35%                          3,484,041
         5,000,000   John Deere Capital Corporation 09/19/05, 3.37%                          4,962,556
         1,458,000   Kraft Foods Inc. 07/06/05, 3.15%                                        1,457,362
         5,000,000   Kraft Foods Inc. 07/19/05, 3.16%                                        4,992,100
         4,500,000   Morgan Stanley 07/15/05, 3.09%                                          4,494,593
         2,000,000   Morgan Stanley 08/09/05, 3.25%                                          1,992,958
         5,000,000   Morgan Stanley 08/09/05, 3.14%                                          4,982,992
         5,000,000   Morgan Stanley 08/11/05, 3.16%                                          4,982,006
         4,500,000   Morgan Stanley 08/16/05, 3.19%                                          4,481,658
           250,000   Mortgage Interest Networking Trust                                        248,936
                      08/17/05, 3.26%
         4,000,000   SBC Communications, Inc. 07/11/05, 3.09%                                3,996,567
         3,000,000   SBC Communications, Inc. 07/12/05, 3.10%                                2,997,158
         2,075,000   SBC Communications, Inc. 07/19/05, 3.27%                                2,071,607
         5,000,000   SBC Communications, Inc. 07/21/05, 3.10%                                4,991,389
         1,470,000   SBC Communications, Inc. 08/03/05, 3.21%                                1,465,675
         3,700,000   SBC Communications, Inc. 08/04/05, 3.17%                                3,688,923
         3,900,000   SBC Communications, Inc. 08/08/05, 3.20%                                3,886,827
         3,260,000   SBC Communications, Inc. 08/23/05, 3.30%                                3,244,162
         3,000,000   Time Warner Cable Inc. 07/05/05, 3.18%                                  2,998,957
         1,900,000   Time Warner Cable Inc. 07/08/05, 3.16%                                  1,898,833
         1,230,000   Time Warner Cable Inc. 08/02/05, 3.33%                                  1,226,359
         4,500,000   Toyota Motor Credit Corporation                                         4,481,160
                      08/18/05, 3.14%
         4,000,000   Toyota Motor Credit Corporation                                         3,966,027
                      09/30/05, 3.36%
         3,500,000   Walt Disney Company 07/18/05, 3.10%                                     3,494,876
         6,950,000   Walt Disney Company 07/27/05, 3.15%                                     6,934,189
                                                                                        --------------
                                                                                           214,090,357
                                                                                                          --------------
TOTAL Commercial Paper   (COST: $  214,090,357)                                                              214,090,357
                                                                                                          ==============

Variable Rate Demand Notes   (  0.10%)
-------------------------------------------------------------
           939,993   American Family Financial Services, Inc.                                  939,993
         1,489,263   Wisconsin Corporate Central Credit Union                                1,489,263
                                                                                        --------------
                                                                                             2,429,256
                                                                                                          --------------
TOTAL Variable Rate Demand Notes   (COST: $    2,429,256)                                                      2,429,256
                                                                                                          ==============

TOTAL SECURITY HOLDINGS  ( 99.73%):                                                                      2,499,993,102
OTHER ASSETS, NET OF LIABILITIES:                                                                              6,737,554
                                                                                                          --------------
TOTAL NET ASSETS:                                                                                         $2,506,730,656
                                                                                                          ==============

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of June 30, 2005, investment cost for federal tax purposes was $1,437,872,657 and the tax basis components of unrealized appreciation/depreciation were as follows:

              Unrealized appreciation ....................... $1,096,031,688
              Unrealized depreciation .......................    (33,911,243)
                                                              --------------
              Net unrealized appreciation ................... $1,062,120,445
                                                              --------------
                                                              --------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 08/30/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 08/30/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 08/30/2005